Employee Defined Contribution Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Employee Defined Contribution Plan
Employee benefit expenses	$ 82,227	$ 65,354	$ 51,401